TAX CHARGE - Schedule of Reconciliation of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Income before tax	$ 34,150	$ 20,141	$ 2,900
Expected tax expense	3,643	2,721	3,190
Disallowed expenses	769	635	1,722
Unrecognized deferred tax	(419)	(1,266)	(4,121)
Change in estimates related to prior periods	(356)	(106)	67
Tax incentives	0	(115)	(300)
Changes in tax rates	(107)	0	0
Other	(59)	12	(48)
Income tax expense (benefit)	$ 3,471	$ 1,881	$ 510